REAL ESTATE PROPERTIES, NET (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Real estate properties, net
Properties under development	4,417	2,556
Real estate properties, net	1,136,158	1,154,780
Net proceeds from disposal of income-producing property	1,221	133
Future minimum rental payments to be received under operating leases
2013	180,320
2014	159,729
2015	155,982
2016	152,218
2017	144,822
Thereafter	179,540
Total	972,611
Income-producing properties
Real estate properties, net
Real estate properties, net	1,131,741	1,152,224
Income-producing property disposed	138,000
Net proceeds from disposal of income-producing property	1,200
Land and improvements
Real estate properties, net
Cost	202,196	202,753
Buildings, parking lots and roadways
Real estate properties, net
Cost	1,457,122	1,441,086
Accumulated depreciation	(527,577)	(491,615)